Schedule of Investments
January 31, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–79.89%
Australia–2.78%
BHP Group Ltd.	9,914	$341,461
CSL Ltd.	1,590	200,356
Fortescue Ltd.	15,003	217,256
Glencore PLC(a)	25,076	170,952
Rio Tinto Ltd.	3,976	414,239
Rio Tinto PLC	5,673	517,572
Telstra Group Ltd.	5,355	18,193
Transurban Group	1,325	12,816
Wesfarmers Ltd.	1,378	79,492
		1,972,337
Belgium–0.71%
Anheuser-Busch InBev S.A./N.V.	5,461	393,099
KBC Group N.V.	212	29,874
UCB S.A.	265	80,753
		503,726
Brazil–2.58%
Ambev S.A.	36,200	102,146
B3 S.A. - Brasil, Bolsa, Balcao	16,800	51,555
Banco Bradesco S.A., Preference Shares	41,200	166,828
Banco BTG Pactual S.A., Series CPO	4,400	50,122
Banco do Brasil S.A.	71,100	340,723
Banco Santander Brasil S.A., Series CPO	21,200	146,308
BB Seguridade Participacoes S.A.	3,400	24,104
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	726	19,481
Gerdau S.A., Preference Shares	29,800	126,952
Itau Unibanco Holding S.A., Preference Shares	7,274	62,889
Itausa S.A., Preference Shares	33,150	86,044
Localiza Rent a Car S.A.	4,200	38,618
Localiza Rent a Car S.A., Preference Shares(a)	161	1,428
Petroleo Brasileiro S.A., Preference Shares	14,100	101,167
Telefonica Brasil S.A.	7,900	56,112
TIM S.A.	13,300	61,967
Vale S.A.	23,500	376,518
WEG S.A.	1,600	15,724
		1,828,686
Chile–0.23%
Cencosud S.A.	5,811	19,445
Empresas COPEC S.A.	2,881	24,560
Enel Americas S.A.	497,710	46,987
LATAM Airlines Group S.A.	2,215,933	71,903
		162,895
China–11.48%
Agricultural Bank of China Ltd., H Shares	194,000	135,629
Alibaba Group Holding Ltd.	51,200	1,089,207
Aluminum Corp. of China Ltd., H Shares	28,000	48,890
Shares		Value
China–(continued)
Anhui Conch Cement Co. Ltd., H Shares	9,500	$30,128
ANTA Sports Products Ltd.	3,400	33,966
Baidu, Inc., A Shares(a)	12,950	248,220
Bank of China Ltd., H Shares	711,000	424,597
Bank of Communications Co. Ltd., H Shares	127,000	109,105
Beijing Enterprises Holdings Ltd.	3,000	13,590
BOC Hong Kong (Holdings) Ltd.	16,500	86,889
BYD Co. Ltd., H Shares	5,400	67,321
Chagee Holdings Ltd., ADR	2,757	32,312
China CITIC Bank Corp. Ltd., H Shares	58,000	54,021
China Construction Bank Corp., H Shares	740,000	747,200
China Everbright Bank Co. Ltd., H Shares	25,000	10,420
China Gas Holdings Ltd.	9,800	9,707
China Hongqiao Group Ltd.	69,000	315,583
China Life Insurance Co. Ltd., H Shares	31,000	137,957
China Merchants Bank Co. Ltd., H Shares	10,000	61,096
China Minsheng Banking Corp. Ltd., H Shares	60,500	30,103
China Overseas Land & Investment Ltd.	34,500	61,831
China Pacific Insurance (Group) Co. Ltd., H Shares	10,000	50,368
China Petroleum & Chemical Corp., H Shares	72,000	49,551
China Resources Land Ltd.	11,500	45,036
China Resources Power Holdings Co. Ltd.	6,000	13,667
China Tower Corp. Ltd., H Shares(b)	20,000	28,776
Chongqing Rural Commercial Bank Co. Ltd., H Shares	18,000	13,438
CITIC Ltd.	37,000	59,133
CMOC Group Ltd., H Shares	21,000	59,022
COSCO SHIPPING Holdings Co. Ltd., H Shares	15,000	26,354
CSPC Pharmaceutical Group Ltd.	44,640	54,761
ENN Energy Holdings Ltd.	2,800	24,104
Foshan Haitian Flavouring and Food Co. Ltd.	2,900	11,204
Full Truck Alliance Co. Ltd., ADR	2,439	24,146
Geely Automobile Holdings Ltd.	17,000	34,994
Great Wall Motor Co. Ltd.	11,500	19,593
Guangdong Investment Ltd.	16,000	15,127
Haier Smart Home Co. Ltd., H Shares	17,200	56,704
Industrial & Commercial Bank of China Ltd., H Shares	598,000	496,039
Innovent Biologics, Inc.(a)(b)	3,000	31,140
JD Logistics, Inc.(a)(b)	8,400	12,005
JD.com, Inc., A Shares	28,616	408,082
Jiangsu Expressway Co. Ltd., H Shares	14,000	18,471
Jiangxi Copper Co. Ltd., H Shares	5,000	29,871
Kanzhun Ltd., ADR	530	9,816
KE Holdings, Inc., ADR	1,696	31,749
Kingsoft Corp. Ltd.	5,400	20,717
Kuaishou Technology(b)	13,500	137,931
Kunlun Energy Co. Ltd.	18,000	18,442
Lenovo Group Ltd.	22,000	24,788
Li Auto, Inc., A Shares(a)	3,700	30,921
Li Ning Co. Ltd.	10,000	26,150
Longfor Group Holdings Ltd.(b)	16,000	21,041
Meituan, B Shares(a)(b)	24,000	296,700
Midea Group Co. Ltd.	8,400	92,068
See accompanying notes which are an integral part of this schedule.
Invesco Advantage International Fund

Shares		Value
China–(continued)
NetEase, Inc.	6,500	$168,545
New China Life Insurance Co. Ltd., H Shares	6,500	52,854
New Oriental Education & Technology Group, Inc.	2,100	12,804
PDD Holdings, Inc., ADR(a)	6,150	621,457
PetroChina Co. Ltd., H Shares	86,000	102,164
PICC Property & Casualty Co. Ltd., H Shares	8,000	16,562
Ping An Insurance (Group) Co. of China Ltd., H Shares	8,000	74,203
Pop Mart International Group Ltd.(b)	1,600	45,738
Postal Savings Bank of China Co. Ltd., H Shares(b)	37,000	24,124
Shenzhou International Group Holdings Ltd.	2,000	15,907
Sino Biopharmaceutical Ltd.	71,000	60,244
SITC International Holdings Co. Ltd.	5,000	18,671
Tencent Holdings Ltd.	4,700	361,250
Tencent Music Entertainment Group, ADR	4,718	79,168
Trip.com Group Ltd.	1,750	107,407
Vipshop Holdings Ltd., ADR	3,976	68,029
Want Want China Holdings Ltd.	45,000	27,140
Weichai Power Co. Ltd., H Shares	8,000	27,117
WuXi AppTec Co. Ltd., H Shares(b)	1,600	22,768
Wuxi Biologics (Cayman), Inc.(a)(b)	13,000	61,521
Xiaomi Corp., B Shares(a)(b)	7,000	31,686
Yum China Holdings, Inc.	348	17,198
Zijin Mining Group Co. Ltd., H Shares	8,000	41,712
ZTO Express (Cayman), Inc., ADR	2,545	55,812
		8,153,762
Colombia–0.17%
Grupo Cibest S.A., Preference Shares	5,885	120,187
Czech Republic–0.02%
CEZ A.S.	298	17,135
Denmark–1.37%
Danske Bank A/S	2,015	102,660
Novo Nordisk A/S, Class B	14,685	871,984
		974,644
Finland–0.53%
Nokia OYJ	21,418	137,951
Nordea Bank Abp	11,875	229,430
Sampo OYJ	1,113	12,413
		379,794
France–6.12%
Air Liquide S.A.	318	59,549
Airbus SE	318	72,806
AXA S.A.	4,824	219,970
BNP Paribas S.A.	13,148	1,421,725
Capgemini SE	742	115,291
Cie de Saint-Gobain S.A.	1,738	171,550
Cie Generale des Etablissements Michelin S.C.A.	2,810	104,351
Credit Agricole S.A.	8,217	177,951
Danone S.A.	318	24,918
ENGIE S.A.	7,051	210,518
Kering S.A.	99	30,906
Legrand S.A.	265	42,309
Orange S.A.	10,656	198,095
Pernod Ricard S.A.	1,166	104,260
Shares		Value
France–(continued)
Safran S.A.	477	$170,428
Societe Generale S.A.	3,287	288,038
Thales S.A.	53	16,225
TotalEnergies SE	4,983	362,407
Veolia Environnement S.A.	318	11,927
Vinci S.A.	3,764	541,205
		4,344,429
Germany–5.51%
adidas AG	106	18,794
Allianz SE	159	70,011
BASF SE	329	17,836
Bayer AG	7,899	417,791
Bayerische Motoren Werke AG	742	76,411
Deutsche Bank AG	1,643	64,835
Deutsche Post AG	3,075	171,980
Deutsche Telekom AG	18,820	631,566
Dr. Ing. h.c. F. Porsche AG, Preference Shares(b)	477	23,212
E.ON SE	7,263	154,047
Henkel AG & Co. KGaA, Preference Shares	848	74,499
Infineon Technologies AG	689	33,680
Mercedes-Benz Group AG	5,779	394,961
Rheinmetall AG	53	112,299
RWE AG	5,673	360,257
Siemens AG	2,280	689,313
Siemens Energy AG, Class A(a)	1,962	334,286
Siemens Healthineers AG(b)	1,166	58,199
Volkswagen AG, Preference Shares	1,750	212,284
		3,916,261
Greece–0.48%
Eurobank S.A.	36,050	176,175
Hellenic Telecommunications Organization S.A.	894	16,767
Metlen Energy & Metals PLC(a)	583	31,735
National Bank of Greece S.A.	4,347	76,744
OPAP S.A.	1,937	39,064
		340,485
Hong Kong–1.37%
AIA Group Ltd.	13,000	149,987
CK Hutchison Holdings Ltd.	27,000	217,709
Hong Kong Exchanges & Clearing Ltd.	700	38,592
MTR Corp. Ltd.	4,500	19,898
Prudential PLC	10,603	174,157
Sun Hung Kai Properties Ltd.	23,000	369,354
		969,697
Hungary–0.14%
MOL Hungarian Oil & Gas PLC	1,291	15,767
OTP Bank Nyrt.	689	86,698
		102,465
Indonesia–0.49%
PT Astra International Tbk	226,200	85,769
PT Bank Central Asia Tbk	47,000	20,767
PT Bank Mandiri (Persero) Tbk	158,900	45,723
PT Bank Negara Indonesia (Persero) Tbk	57,800	15,514
PT Bank Rakyat Indonesia (Persero) Tbk	74,000	16,798
PT Barito Pacific Tbk(a)	58,600	7,541
See accompanying notes which are an integral part of this schedule.
Invesco Advantage International Fund

Shares		Value
Indonesia–(continued)
PT Kalbe Farma Tbk	321,000	$21,894
PT Telkom Indonesia (Persero) Tbk	507,500	108,483
PT United Tractors Tbk	16,200	25,237
		347,726
Italy–1.27%
Assicurazioni Generali S.p.A.	2,285	93,206
Enel S.p.A.	35,732	394,787
Eni S.p.A.	848	17,332
Ferrari N.V.	50	16,677
Intesa Sanpaolo S.p.A.	14,632	103,586
Poste Italiane S.p.A.(b)	1,962	51,676
UniCredit S.p.A.	2,598	226,405
		903,669
Japan–11.38%
AEON Co. Ltd.	4,100	56,078
Bridgestone Corp.	800	18,011
Canon, Inc.	2,900	88,273
Central Japan Railway Co.	6,500	181,337
Chugai Pharmaceutical Co. Ltd.	400	22,848
Dai-ichi Life Holdings, Inc.	10,600	93,218
Daiichi Sankyo Co. Ltd.	1,300	23,815
Daiwa House Industry Co. Ltd.	1,300	44,296
Denso Corp.	7,200	99,898
Disco Corp.	100	42,625
FANUC Corp.	600	24,093
Fast Retailing Co. Ltd.	100	38,153
Fujitsu Ltd.	1,400	38,900
Hitachi Ltd.	14,800	513,562
Honda Motor Co. Ltd.	12,600	126,725
Hoya Corp.	800	134,205
ITOCHU Corp.	2,300	29,446
Japan Post Bank Co. Ltd.	6,700	119,042
Japan Post Holdings Co. Ltd.	21,000	252,689
Japan Tobacco, Inc.	500	18,071
KDDI Corp.	5,100	86,108
Komatsu Ltd.	3,800	145,446
LY Corp.	20,400	52,233
Mitsubishi Corp.	16,900	448,971
Mitsubishi Electric Corp.	12,500	390,774
Mitsubishi Estate Co. Ltd.	2,800	71,361
Mitsubishi Heavy Industries Ltd.	5,800	170,775
Mitsubishi UFJ Financial Group, Inc.	7,600	137,639
Mitsui & Co. Ltd.	8,700	284,186
Mitsui Fudosan Co. Ltd.	10,600	121,549
Mizuho Financial Group, Inc.	7,270	315,648
MS&AD Insurance Group Holdings, Inc.	4,600	117,197
Murata Manufacturing Co. Ltd.	1,100	22,347
Nidec Corp.	2,800	40,053
Nintendo Co. Ltd.	300	18,578
NTT, Inc.	128,600	129,227
ORIX Corp.	4,700	143,234
Otsuka Holdings Co. Ltd.	3,000	179,605
Panasonic Holdings Corp.	14,400	197,434
Recruit Holdings Co. Ltd.	2,900	152,754
Renesas Electronics Corp.(a)	6,000	99,753
Seven & i Holdings Co. Ltd.	21,900	313,621
Shin-Etsu Chemical Co. Ltd.	1,100	36,173
Shares		Value
Japan–(continued)
SoftBank Corp.	40,500	$55,050
SoftBank Group Corp.	3,400	92,845
Sompo Holdings, Inc.	500	17,242
Sony Group Corp.	20,400	449,777
Sumitomo Corp.	6,100	247,715
Sumitomo Mitsui Financial Group, Inc.	12,500	439,881
Suzuki Motor Corp.	5,500	74,993
Takeda Pharmaceutical Co. Ltd.	6,438	219,148
Tokio Marine Holdings, Inc.	4,800	178,908
Tokyo Electron Ltd.	400	106,584
Toyota Motor Corp.	24,700	559,837
		8,081,931
Luxembourg–0.14%
ArcelorMittal S.A.	1,838	99,818
Malaysia–0.56%
Axiata Group Bhd.	38,100	22,214
Hong Leong Bank Bhd.	3,600	23,559
IHH Healthcare Bhd.	18,900	42,912
Malayan Banking Bhd.	9,000	26,936
MISC Bhd.	20,300	41,177
Petronas Chemicals Group Bhd.	19,200	15,762
Public Bank Bhd.	28,800	35,597
RHB Bank Bhd.	16,400	35,146
Telekom Malaysia Bhd.	33,300	66,795
Tenaga Nasional Bhd.	19,100	67,578
TIME dotCom Bhd.	12,400	18,781
		396,457
Mexico–1.08%
America Movil S.A.B. de C.V., Class B	133,800	137,888
Arca Continental S.A.B. de C.V.	5,100	57,473
CEMEX S.A.B. de C.V., Series CPO	83,900	104,083
Fomento Economico Mexicano, S.A.B. de C.V., Series CPO	14,300	149,251
Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	395	13,666
Grupo Financiero Banorte S.A.B. de C.V., Class O	14,300	161,665
Grupo Financiero Inbursa S.A.B. de C.V., Class O	18,600	46,532
Grupo Mexico S.A.B. de C.V., Class B	1,500	16,656
Industrias Penoles S.A.B. de C.V.(a)	600	34,772
Kimberly-Clark de Mexico S.A.B. de C.V., Class A	6,300	13,955
Wal-Mart de Mexico S.A.B. de C.V., Series V	10,273	32,601
		768,542
Netherlands–2.00%
ASML Holding N.V.	371	531,979
EXOR N.V.	530	43,516
Heineken Holding N.V.	583	43,334
ING Groep N.V.	10,762	317,381
Koninklijke Ahold Delhaize N.V.	3,870	151,317
Koninklijke Philips N.V.	442	12,692
Magnum Ice Cream Co. N.V. (The)(a)	168	2,983
Prosus N.V.(a)	5,249	301,824
Wolters Kluwer N.V.	199	18,687
		1,423,713
See accompanying notes which are an integral part of this schedule.
Invesco Advantage International Fund

Shares		Value
Peru–0.11%
Credicorp Ltd.	212	$75,648
Philippines–0.13%
Ayala Corp.	2,490	21,397
Bank of the Philippine Islands	10,280	21,654
BDO Unibank, Inc.	11,560	26,495
International Container Terminal Services, Inc.	2,330	25,521
		95,067
Poland–0.33%
Bank Polska Kasa Opieki S.A.	2,439	148,335
Powszechny Zaklad Ubezpieczen S.A.	2,757	54,248
Santander Bank Polska S.A.	212	33,259
		235,842
Russia–0.00%
Sberbank of Russia PJSC(a)(c)	9,800	0
Tatneft PJSC(a)(c)	1,980	0
VTB Bank PJSC(a)(c)	1,943	0
		0
Singapore–0.56%
DBS Group Holdings Ltd.	1,000	46,482
Oversea-Chinese Banking Corp. Ltd.	9,200	153,544
Sea Ltd., ADR(a)	318	37,044
Singapore Telecommunications Ltd.	5,200	18,765
United Overseas Bank Ltd.	4,700	141,654
		397,489
South Africa–1.05%
Absa Group Ltd.	3,870	60,982
Anglo American PLC	954	44,235
Bid Corp. Ltd.	2,439	60,932
Capitec Bank Holdings Ltd.	99	26,581
FirstRand Ltd.	6,309	35,986
Gold Fields Ltd.	1,113	55,043
Harmony Gold Mining Co. Ltd.	2,651	56,330
Impala Platinum Holdings Ltd.	892	16,626
Naspers Ltd.	3,393	207,737
Nedbank Group Ltd.	3,377	55,302
Sanlam Ltd.	10,762	67,420
Shoprite Holdings Ltd.	1,803	29,748
Standard Bank Group Ltd.	689	12,662
Valterra Platinum Ltd.	159	14,340
		743,924
South Korea–2.59%
Samsung Electronics Co. Ltd.	14,579	1,610,611
SK hynix, Inc.	371	231,644
		1,842,255
Spain–1.82%
Aena S.M.E. S.A.(b)	2,386	74,103
Amadeus IT Group S.A.	265	17,767
Banco Bilbao Vizcaya Argentaria S.A.	6,362	161,491
Banco Santander S.A.	54,341	693,829
CaixaBank S.A.	3,870	51,085
Cellnex Telecom S.A.(b)	1,431	44,261
Endesa S.A.	636	23,478
Iberdrola S.A.	8,005	179,974
Iberdrola S.A.	109	2,445
Shares		Value
Spain–(continued)
Telefonica S.A.(d)	10,678	$43,228
		1,291,661
Sweden–1.09%
Investor AB, Class B	6,468	249,404
Sandvik AB	583	23,020
Skandinaviska Enskilda Banken AB, Class A	546	11,736
Spotify Technology S.A.(a)	53	26,519
Svenska Handelsbanken AB, Class A	5,991	94,448
Swedbank AB, Class A	3,393	131,921
Telefonaktiebolaget LM Ericsson, Class B	2,651	28,711
Volvo AB, Class B	5,673	206,142
		771,901
Switzerland–1.16%
ABB Ltd.	2,439	209,993
Chocoladefabriken Lindt & Spruengli AG, PC	2	28,743
Geberit AG	53	40,470
Kuehne + Nagel International AG, Class R	159	36,819
Lonza Group AG	23	15,627
Partners Group Holding AG	11	14,999
Roche Holding AG	583	265,113
Swisscom AG	99	81,287
UBS Group AG	1,987	94,016
Zurich Insurance Group AG	53	37,705
		824,772
Taiwan–7.27%
Advantech Co. Ltd.	2,000	18,874
Asia Vital Components Co. Ltd.	1,000	45,433
Asustek Computer, Inc.	8,000	125,678
Catcher Technology Co. Ltd.	19,000	121,346
Chailease Holding Co. Ltd.	16,000	52,733
Cheng Shin Rubber Industry Co. Ltd.	25,000	24,240
China Steel Corp.	21,000	13,817
Chunghwa Telecom Co. Ltd., ADR	4,983	211,678
CTBC Financial Holding Co. Ltd.	9,000	14,500
Delta Electronics, Inc.	6,000	228,974
Evergreen Marine Corp. Taiwan Ltd.	31,800	187,817
Far Eastern New Century Corp.	80,000	70,439
Far EasTone Telecommunications Co. Ltd.(a)	41,000	115,338
First Financial Holding Co. Ltd.	25,397	23,185
Hon Hai Precision Industry Co. Ltd.	105,000	725,804
Hon. Precision, Inc.	175	20,839
Hua Nan Financial Holdings Co. Ltd.	16,992	17,825
KGI Financial Holding Co. Ltd.	142,000	81,196
Largan Precision Co. Ltd.	2,000	152,435
MediaTek, Inc.	15,000	832,058
Nanya Technology Corp.(a)	5,000	50,614
Novatek Microelectronics Corp.	6,000	71,194
Pegatron Corp.	71,000	156,569
President Chain Store Corp.	2,000	13,580
Realtek Semiconductor Corp.	4,000	61,199
SinoPac Financial Holdings Co. Ltd.	14,000	12,681
Synnex Technology International Corp.	13,000	26,940
Taiwan Cooperative Financial Holding Co. Ltd.	24,488	18,301
Taiwan High Speed Rail Corp.	35,000	30,374
Taiwan Mobile Co. Ltd.	35,000	117,356
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,916	963,913
See accompanying notes which are an integral part of this schedule.
Invesco Advantage International Fund

Shares		Value
Taiwan–(continued)
TCC Group Holdings Co. Ltd.	95,000	$79,484
TS Financial Holding Co. Ltd.	30,000	21,561
Uni-President Enterprises Corp.	18,000	40,950
United Microelectronics Corp., ADR(d)	25,076	255,274
Wan Hai Lines Ltd.	20,000	46,840
WPG Holdings Ltd.	5,000	10,169
Yang Ming Marine Transport Corp.	60,000	101,803
		5,163,011
Turkey–0.47%
Akbank T.A.S.	22,449	48,020
BIM Birlesik Magazalar A.S.	1,838	28,049
Eregli Demir ve Celik Fabrikalari T.A.S.	52,644	34,080
Turk Hava Yollari AO	16,837	117,768
Turkiye Garanti Bankasi A.S.	5,083	18,867
Turkiye Is Bankasi A.S., Class C	175,473	67,455
Yapi Ve Kredi Bankasi A.S.(a)	18,098	17,093
		331,332
United Kingdom–8.35%
3i Group PLC	3,605	165,611
AngloGold Ashanti PLC	477	43,000
Ashtead Group PLC	1,431	92,127
AstraZeneca PLC	477	88,872
BAE Systems PLC	10,285	279,206
Barclays PLC	70,245	468,820
British American Tobacco PLC	7,740	467,601
Coca-Cola Europacific Partners PLC	583	53,461
Compass Group PLC	742	22,249
Diageo PLC	1,325	30,489
Haleon PLC	34,513	180,500
HSBC Holdings PLC	65,315	1,152,217
Imperial Brands PLC	2,598	109,422
Lloyds Banking Group PLC	193,665	289,181
National Grid PLC	2,545	43,238
NatWest Group PLC	39,178	357,099
Reckitt Benckiser Group PLC	689	57,483
RELX PLC	689	24,427
Rolls-Royce Holdings PLC	8,058	134,705
Shell PLC	35,043	1,347,035
SSE PLC	1,325	44,040
Standard Chartered PLC	5,726	146,508
Tesco PLC	23,645	137,586
Unilever PLC	750	51,022
Vodafone Group PLC	97,336	143,349
		5,929,248
Shares		Value
United States–4.55%
A.P. Moller - Maersk A/S, Class B(d)	106	$262,109
Alcon AG	1,696	137,278
ARM Holdings PLC, ADR(a)	848	89,345
Atlassian Corp., Class A(a)	212	25,054
BP PLC	10,132	64,243
CRH PLC	246	30,025
Experian PLC	491	18,597
Ferrovial SE	1,696	114,556
GSK PLC	6,309	163,161
Holcim AG(a)	4,877	502,667
Novartis AG	8,217	1,219,155
Sanofi S.A.	5,673	535,098
Smurfit WestRock PLC	1,643	68,398
		3,229,686
Total Common Stocks & Other Equity Interests (Cost $45,120,159)		56,740,195
Preferred Stocks–0.00%
Multinational–0.00%
Viribus Re Ltd., Pfd.(c) (Cost $30,043)	29,303	2,830
Money Market Funds–18.83%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(e)(f)	4,679,505	4,679,505
Invesco Treasury Portfolio, Institutional Class, 3.57%(e)(f)	8,690,493	8,690,493
Total Money Market Funds (Cost $13,369,998)		13,369,998
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-98.72% (Cost $58,520,200)		70,113,023
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.75%
Invesco Private Government Fund, 3.65%(e)(f)(g)	147,902	147,902
Invesco Private Prime Fund, 3.80%(e)(f)(g)	384,273	384,388
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $532,290)		532,290
TOTAL INVESTMENTS IN SECURITIES—99.47% (Cost $59,052,490)		70,645,313
OTHER ASSETS LESS LIABILITIES–0.53%		378,149
NET ASSETS–100.00%		$71,023,462
Investment Abbreviations:
ADR	– American Depositary Receipt
CPO	– Certificates of Ordinary Participation
PC	– Participation Certificate
Pfd.	– Preferred
See accompanying notes which are an integral part of this schedule.
Invesco Advantage International Fund

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
January 31, 2026 was $964,881, which represented 1.36% of the Fund’s Net Assets.

(c)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(d)	All or a portion of this security was out on loan at January 31, 2026.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,539,565	$3,051,998	$(1,912,058)	$-	$-	$4,679,505	$35,236
Invesco Treasury Portfolio, Institutional Class	6,573,462	5,667,997	(3,550,966)	-	-	8,690,493	64,699
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	391,293	937,163	(1,180,554)	-	-	147,902	1,678*
Invesco Private Prime Fund	1,017,441	2,031,102	(2,664,156)	18	(17)	384,388	4,563*
Total	$11,521,761	$11,688,260	$(9,307,734)	$18	$(17)	$13,902,288	$106,176

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Currency Risk
Canadian Dollar	74	March-2026	$5,456,020	$56,687	$56,687
Equity Risk
S&P/TSX 60 Index	20	March-2026	5,442,515	(6,992)	(6,992)
Total Futures Contracts				$49,695	$49,695

(a)	Futures contracts collateralized by $368,037 cash held with Merrill Lynch International, the futures commission merchant.

Open Over-The-Counter Total Return Swap Agreements(a)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Equity Risk
Citibank, N.A.	Receive	MSCI Emerging Markets Minimum Volatility Index	SOFR + 0.600%	Monthly	105	March—2026	USD	297,947	$—	$7,623	$7,623
Citibank, N.A.	Receive	MSCI Emerging Markets Minimum Volatility Index	SOFR + 0.950%	Monthly	172	February—2026	USD	489,885	—	10,668	10,668
Subtotal — Appreciation									—	18,291	18,291
Equity Risk
Citibank, N.A.	Receive	MSCI Emerging Markets Minimum Volatility Index	SOFR + 0.320%	Monthly	1,453	April—2026	USD	4,235,437	—	(6,931)	(6,931)
Total — Total Return Swap Agreements									$—	$11,360	$11,360

(a) The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.

Abbreviations:
SOFR	—Secured Overnight Financing Rate
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Advantage International Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$1,972,337	$—	$1,972,337
Belgium	—	503,726	—	503,726
Brazil	1,828,686	—	—	1,828,686
Chile	—	162,895	—	162,895
China	939,687	7,214,075	—	8,153,762
Colombia	120,187	—	—	120,187
Czech Republic	—	17,135	—	17,135
Denmark	—	974,644	—	974,644
Finland	—	379,794	—	379,794
France	—	4,344,429	—	4,344,429
Germany	—	3,916,261	—	3,916,261
Greece	—	340,485	—	340,485
Hong Kong	—	969,697	—	969,697
Hungary	—	102,465	—	102,465
Indonesia	—	347,726	—	347,726
Italy	—	903,669	—	903,669
Japan	—	8,081,931	—	8,081,931
Luxembourg	—	99,818	—	99,818
Malaysia	—	396,457	—	396,457
Mexico	768,542	—	—	768,542
Multinational	—	—	2,830	2,830
Netherlands	2,983	1,420,730	—	1,423,713
Peru	75,648	—	—	75,648
Philippines	—	95,067	—	95,067
Poland	—	235,842	—	235,842
Russia	—	—	0	0
Singapore	37,044	360,445	—	397,489
South Africa	—	743,924	—	743,924
South Korea	—	1,842,255	—	1,842,255
Spain	2,445	1,289,216	—	1,291,661
Sweden	26,519	745,382	—	771,901
Switzerland	—	824,772	—	824,772
Taiwan	1,430,865	3,732,146	—	5,163,011
Turkey	—	331,332	—	331,332
United Kingdom	53,461	5,875,787	—	5,929,248
United States	182,797	3,046,889	—	3,229,686
Money Market Funds	13,369,998	532,290	—	13,902,288
Total Investments in Securities	18,838,862	51,803,621	2,830	70,645,313
Invesco Advantage International Fund

	Level 1	Level 2	Level 3	Total
Other Investments - Assets*
Futures Contracts	$56,687	$—	$—	$56,687
Swap Agreements	—	18,291	—	18,291
	56,687	18,291	—	74,978
Other Investments - Liabilities*
Futures Contracts	(6,992)	—	—	(6,992)
Swap Agreements	—	(6,931)	—	(6,931)
	(6,992)	(6,931)	—	(13,923)
Total Other Investments	49,695	11,360	—	61,055
Total Investments	$18,888,557	$51,814,981	$2,830	$70,706,368

*	Unrealized appreciation (depreciation).
Invesco Advantage International Fund